LONG-TERM DEBT - Summary of Long-Term Debt Repayable (Parenthetical) (Detail) (2010 Senior Notes [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	May 17, 2010
2010 Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized issue discount for 2010 Senior Notes	$ 6,033	$ 6,834	$ 7,974